Related Party Transactions Disclosure of transactions between related parties (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Total compensation	$ 17	$ 24	$ 20
Short-term employee benefits	11	14	8
Post-employment benefits	2	2	2
Share-based payments	$ 4	$ 8	$ 10